Exposure to Credit Risk for Trade Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, before provision	$ 257	$ 506
Current (not past due)
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	0.00%
1-90 days past due | Bottom of range [member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	2.00%
1-90 days past due | Top of range [member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	10.00%
91-360 days past due | Bottom of range [member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	15.00%
91-360 days past due | Top of range [member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	25.00%
More than 360 days past due | Bottom of range [member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	50.00%
More than 360 days past due | Top of range [member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	100.00%
Trade receivables [member] | Expected credit losses collectively assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, before provision	$ 127	386
Trade receivables [member] | Expected credit losses collectively assessed [member] | Current (not past due)
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, before provision	53	169
Trade receivables [member] | Expected credit losses collectively assessed [member] | 1-90 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, before provision	16	97
Trade receivables [member] | Expected credit losses collectively assessed [member] | 91-360 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, before provision	6	62
Trade receivables [member] | Expected credit losses collectively assessed [member] | More than 360 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, before provision	$ 52	$ 58